Subsequent Events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
18.
SUBSEQUENT EVENTS

Subsequent to June 30, 2026, the Group had the following significant events:

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In July 2026, the Group took delivery of the Viking Dagur, a Longship.
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In August 2026, the Group took delivery of the Viking Ptah, a river vessel that will operate in Egypt.
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In August 2026, the Group exercised its options for Ship XXIII and Ship XXIV, which are both scheduled for delivery in 2032.